RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Restricted Cash [Abstract]
Operations	$ 163	$ 27
Credit obligations	39	30
Development projects	0	11
Total	202	68
Less: non-current	(37)	(24)
Current	$ 165	$ 44